Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2023
Fair value measurement
Summary of assets and liabilities that are measured at fair value on a recurring basis

December 31, 2022

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	2,000	—	2,000
Total Assets	—	2,000	—	2,000